Leases (Details) - Schedule of Amounts Recognized in Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Interest expenses on lease liability	$ 37	$ 49